Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,324,542	$ 333,900		¥ 1,616,164
Restricted cash	3,686,203	529,490		3,677,557
Short-term investments	114,560	16,456		1,694,660
Accounts receivable	882,305	126,735		812,042
Property, equipment and software, net	134,324	19,294		144,002
Right of use assets	95,786	13,759	¥ 127,066
Financial guarantee derivative assets				56,287
Investments	96,622			81,000
Deferred tax assets	129,740	18,636		122,763
Contract assets	20,555	2,952		112,103
Prepaid expenses and other assets	1,391,023	199,806		221,793
Total assets	18,304,456	2,629,268		13,142,467
Payable to platform customers	684,630	98,341		905,034
Payroll and welfare payable	176,685	25,379		188,254
Taxes payable	128,298	18,429		225,101
Short-term borrowings	235,000	33,756		25,000
Contract liabilities	55,728	8,005		165,469
Deferred tax liabilities	198,922	28,573		100,064
Leasing liabilities	85,143	12,230
Amounts due to related parties	4,309	619
Accrued expenses and other liabilities	287,625	41,315		222,519
Total liabilities	10,292,976	$ 1,478,494		7,156,729
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,025,233			752,102
Restricted cash	2,620,706			3,341,985
Short-term investments				1,574,090
Accounts receivable	846,454			800,334
Quality assurance receivable	3,649,642			2,064,366
Property, equipment and software, net	103,444			104,802
Right of use assets	94,852
Loans and receivables, net of provision for loan losses	36,344
Financial guarantee derivative assets				56,287
Investments	2,306,831			1,147,569
Deferred tax assets	122,920			88,446
Contract assets	20,555			112,103
Prepaid expenses and other assets	1,290,996			167,817
Total assets	13,117,977			10,209,901
Payable to platform customers	684,630			905,034
Quality assurance payable	4,776,153			3,819,379
Payroll and welfare payable	115,540			129,809
Taxes payable	32,468			208,585
Short-term borrowings	85,000
Contract liabilities	50,166			158,061
Deferred tax liabilities	47,117			78,268
Leasing liabilities	84,284
Amounts due to related parties	3,189,663			1,609,126
Accrued expenses and other liabilities	237,802			190,406
Total liabilities	¥ 9,302,823			¥ 7,098,668